SUMMARY PROSPECTUS November 1, 2012

AllianceBernstein International Focus 40 Portfolio

Ticker: Class A–AIIAX; Class C–ABFCX; Class R–ABFRX; Class K–ABFKX; Class I–ABFIX; Advisor Class–ABFYX

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information (“SAI”), both dated November 1, 2012, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, go to http://www.alliancebernstein.com/links/mf, email a request to prorequest@alliancebernstein.com, call (800) 227-4618, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund. Unless otherwise noted, page number references refer to the current Prospectus for this Fund.

PRO-0101-IF40-1112

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Fund—Sales Charge Reduction Programs for Class A Shares on page 53 of the Prospectus and in Purchase of Shares—Sales Charge Reduction Programs for Class A Shares on page 113 of the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares		Class C Shares		Advisor Class Shares	Class R, K and I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None	(a)	1.00%	(b)	None	None
Exchange Fee	None		None		None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class	Class R	Class K	Class I
Management Fees	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.30%	1.00%	None	0.50%	0.25%	None
Other Expenses:
Transfer Agent	6.98%	20.61%	.91%	.06%	.10%	.03%
Other Expenses	18.94%	19.31%	19.05%	19.33%	19.31%	19.33%

Total Other Expenses	25.92%	39.92%	19.96%	19.39%	19.41%	19.36%

Total Annual Fund Operating Expenses Before Fee Waiver	27.22%	41.92%	20.96%	20.89%	20.66%	20.36%

Fee Waiver and/or Expense Reimbursement(c)	(25.67)%	(39.67)%	(19.71)%	(19.14)%	(19.16)%	(19.11)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.55%	2.25%	1.25%	1.75%	1.50%	1.25%

(a)	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge (“CDSC”), which may be subject to waiver in certain circumstances.

(b)	For Class C shares, the CDSC is 0% after the first year.

(c)	The Adviser has agreed to waive its management fees and/or to bear expenses of the Fund through June 30, 2014, to the extent necessary to prevent total Fund operating expenses, on an annualized basis, from exceeding the net expenses reflected in this table. Fees waived and expenses borne by the Adviser may be reimbursed by the Fund through July 6, 2014. No reimbursement payment will be made that would cause the Fund’s total annual Fund operating expenses to exceed the total annual Fund operating expenses after fee waiver reflected in the table or cause the total of the payments to exceed the Fund’s total initial offering expenses.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class	Class R	Class K	Class I
After 1 Year	$576	$328	*	$127	$178	$153	$127
After 3 Years	$4,837	$5,956		$3,810	$3,833	$3,786	$3,728
After 5 Years	$7,414	$8,235		$6,411	$6,420	$6,370	$6,308
After 10 Years	$10,238	$9,591		$10,041	$10,041	$10,021	$9,993

*	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by $100.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 93% of the average value of its portfolio.

PRINCIPAL STRATEGIES

The Fund pursues its objective by investing primarily in a focused portfolio of approximately 30-50 equity securities of non-U.S. companies. Although the Fund intends to invest substantially all of its assets in non-U.S. issuers under normal circumstances, the Fund may at times invest in U.S. issuers, particularly U.S. issuers whose growth prospects depend, in the Adviser’s view, on non-U.S. factors. Under normal market conditions, the Fund invests significantly (at least 40%—unless market conditions are not deemed favorable by the Adviser) in securities of non-U.S. companies. In addition, the Fund invests, under normal circumstances, in the equity securities of companies located in at least three countries (and normally substantially more) other than the United States.

In choosing investments, the Fund pursues an opportunistic investment strategy and is unconstrained by considerations of capitalization range, industry sector or country. The Fund may invest in any company in any type of industry (including real-estate related issuers) and in any type of equity security, listed or unlisted, with the potential for capital appreciation. The Fund may also invest in depositary receipts, rights and warrants, synthetic foreign equity securities, such as various types of warrants used internationally that entitle a holder to buy or sell underlying securities, and convertible securities.

The Adviser employs a “bottom up” investment process that focuses on a company’s prospective earnings growth, valuation and quality of management. The Fund does not target particular country or sector weightings. The percentage of the Fund’s assets invested in securities of companies in a particular country or industry sector (or denominated in a particular currency) varies in accordance with the Adviser’s assessment of the appreciation potential of such securities. The Fund may periodically invest in the securities of companies that are expected to appreciate due to a development particularly or uniquely applicable to that company, regardless of general business conditions or movements of the market as a whole. The Fund invests in both developed and emerging market countries.

The Fund may make short sales of securities or may take short positions in securities in anticipation that the value of the securities will decline. The Fund may use total return swaps or other investment techniques to take such short positions. The Fund intends to make such investments when it believes that a company’s securities are overvalued or face adverse economic or other conditions.

The Fund may invest in established companies, but also in new and less-seasoned companies. The Fund’s investments in companies with smaller capitalizations may offer more reward but may also entail greater risk than is generally true of larger, more established companies.

When selecting securities, the Adviser typically looks for companies that have strong, experienced management teams and the potential to support greater than expected earnings growth rates. In making specific investment decisions for the Fund, the Adviser combines fundamental analysis and quantitative tools in its stock selection process.

The Fund may, at times, invest in shares of exchange-traded funds (“ETFs”) in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Fund seeks to invest than direct investments.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. The Adviser may seek to hedge the currency exposure resulting from the Fund’s securities positions when it finds the currency exposure unattractive. To hedge all or a portion of its currency risk, the Fund may from time to time invest in currency-related derivatives, including forward currency exchange contracts, futures, options on futures, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

The Fund may enter into other derivatives transactions, such as options, futures contracts, forwards, and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indexes, futures contracts (including futures contracts on individual securities and stock indexes) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges.

The Fund may use other investment techniques and may use leverage for investment purposes to increase return by using the cash made available by derivative instruments to make other investments in accordance with its investment objective.

The Fund is non-diversified, meaning that it may invest more of its assets in a smaller number of issuers.

PRINCIPAL RISKS

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Market Risk: The value of the Fund’s assets will fluctuate as the equity markets fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

•

Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

•

Emerging Market Risk: Investments in emerging market countries may have more risk because these markets are less developed and less liquid as well as being subject to increased economic, political, regulatory, or other uncertainties.

•	Currency Risk: Fluctuations in currency exchange risk may negatively affect the value of the Fund’s investments or reduce its returns.

•

Focused Portfolio Risk: Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.

•

Derivatives Risk: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

•

Leverage Risk: To the extent the Fund uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s shares.

•

Capitalization Risk: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

•

Real Estate Risk: The Fund’s investments in the real estate market have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in real estate investment trusts, or “REITs”, may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in tax laws.

•

Diversification Risk: The Fund may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers and that adverse changes in the value of one security could have a more significant effect on the Fund’s NAV.

•

Short Sales Risk: The Fund may not always be able to close out a short position on favorable terms. Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short. The amount of such loss is theoretically unlimited (since it is limited only by the increase in value of the security sold short by the Fund). In contrast, the risk of loss from a long position is limited to the Fund’s investment in the long position, since its value cannot fall below zero. Short selling is a form of leverage. To mitigate leverage risk, the Fund will always hold liquid assets (including its long positions) at least equal to its short position exposure, marked-to-market daily.

•

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

No performance information is available for the Fund because it has not yet been in operation for a full calendar year.

INVESTMENT ADVISER

AllianceBernstein L.P. is the investment adviser for the Fund.

PORTFOLIO MANAGER

Laurent Saltiel, a Senior Vice President of the Adviser, has been the person responsible for day-to-day management of the Fund’s portfolio since 2011.

PURCHASE AND SALE OF FUND SHARES

Purchase Minimums

	Initial	Subsequent
Class A/Class C Shares, including traditional IRAs and Roth IRAs (Class B Shares are not currently offered to new shareholders)	$2,500	$50
Automatic Investment Program	None	$50 If initial minimum investment is less than $2,500, then $200 monthly until account balance reaches $2,500
Advisor Class Shares (only available to fee-based programs or through other limited arrangements)	None	None
Class A, Class R, Class K and Class I Shares are available at NAV, without an initial sales charge, to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of a Fund.	None	None

You may sell (redeem) your shares each day the New York Stock Exchange is open. You may sell your shares through your financial intermediary or by mail (AllianceBernstein Investor Services, Inc., P.O. Box 786003, San Antonio, TX 78278-6003) or telephone (800-221-5672).

TAX INFORMATION

The Fund may pay income dividends or make capital gains distributions, which may be subject to federal income taxes and taxable as ordinary income or capital gains, and may also be subject to state and local taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or a group retirement plan), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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